Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area
Our revenues by geographic area are as follows:

	For the three months ended		For the six months ended
(In $ millions)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
West Africa	75.1	71.6	142.5	140.1
The Americas	49.6	54.4	96.5	90.5
Middle East and North Africa	45.0	51.7	98.9	72.1
Southeast Asia	43.4	79.7	104.6	151.6
Europe	19.2	10.3	36.8	30.0
Total	232.3	267.7	479.3	484.3

Schedule of Long-lived Assets by Geographic Areas
The net book value of our jack-up rigs by geographic area is as follows:

(In $ millions)	June 30, 2026	December 31, 2025
The Americas	886.8	940.8
Southeast Asia	848.0	782.3
Middle East and North Africa	582.6	511.0
West Africa	533.3	421.1
Europe	185.8	87.5
Total	3,036.5	2,742.7

Schedule of Major Customers by Reporting Segments
The following customers accounted for more than 10% of our dayrate revenues in one or more of the periods presented:

	For the three months ended		For the six months ended
(In % of operating revenues)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Irish Energy Drilling Assets, DAC	13%	9%	12%	8%
ENI S.p.A	11%	20%	14%	22%
PTT Exploration and Production Public Company Limited	1%	12%	3%	13%
Total	25%	41%	29%	43%